Debt - Components of Debt (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt	$ 2,480,528,000	$ 2,582,196,000
Subtotal (excluding lessor VIE loans)	722,459,000	732,568,000
Less: Deferred finance charges, net	(13,020,000)	(16,837,000)
Total debt, net of deferred financing costs	2,467,508,000	2,565,359,000
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt	54,650,000	58,300,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt	44,271,000	46,875,000
Secured Debt | Margin loan
Debt Instrument [Line Items]
Total debt	100,000,000	100,000,000
Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Total debt	162,873,000	173,732,000
Secured Debt | ICBC VIE loans
Debt Instrument [Line Items]
Total debt	568,608,000	609,220,000
Secured Debt | CCBFL VIE loan
Debt Instrument [Line Items]
Total debt	123,105,000	123,524,000
Secured Debt | CMBL VIE loan
Debt Instrument [Line Items]
Total debt	113,321,000	121,741,000
Secured Debt | COSCO Shipping VIE loan
Debt Instrument [Line Items]
Total debt	94,351,000	97,163,000
Secured Debt | CSSC VIE loan
Debt Instrument [Line Items]
Total debt	858,684,000	897,980,000
Convertible Debt | 2017 convertible bonds
Debt Instrument [Line Items]
Total debt	360,665,000	353,661,000
Line of Credit | Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,125,000,000	$ 1,125,000,000